Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Other Current Assets and Other Current Financial Assets

Note 9. Other Current Assets and Other Current Financial Assets

9.1 Other current assets

	December 31,		December 31,
	2020		2019
Prepaid expenses	Ps.	2,424	Ps.	2,201
Recoverable taxes		5		268
Agreements with customers		115		294
Licenses		261		575
Assets classified as held for sale		30		197
Other		84		553
	Ps.	2,919	Ps.	4,088

As of December 31, 2020 and 2019, Company’s prepaid expenses are as follows:

	December 31,		December 31,
	2020		2019
Advances for inventories	Ps.	1,651	Ps.	1,359
Advertising and promotional expenses paid in advance		93		89
Advances to service suppliers		30		60
Prepaid leases		93		239
Prepaid insurance		181		129
Others		376		325
	Ps.	2,424	Ps.	2,201

For the years ended December 31, 2020,  2019 and 2018, Company’s advertising and promotional expenses amounted to Ps. 7,471, Ps. 8,840 and Ps. 7,695, respectively.

9.2 Other current financial assets

	December 31,		December 31,
	2020		2019
Restricted cash	Ps.	77	Ps.	92
Derivative financial instruments (see Note 21)		573		1,008
Note receivables (1)		31		46
	Ps.	681	Ps.	1,146
(1)	The carrying value approximates its fair value as of December 31, 2020 and 2019.

The Company has pledged part of its cash in order to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2020 and 2019, the restricted cash pledged was held in:

	December 31,		December 31,
	2020		2019
U.S. Dollars	Ps.	74	Ps.	89
Chilean pesos		3		3
	Ps.	77	Ps.	92

The restricted cash in U.S. Dollars corresponds to operations in Brazil and consists of current deposits as requirements to guarantee the notes payable.